Document and Entity Information	12 Months Ended
Dec. 31, 2013
Entity Registrant Name	Renren Inc.
Entity Central Index Key	0001509223
Document Type	20-F
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Class A ordinary shares
Entity Common Stock, Shares Outstanding	790,273,372
Class B ordinary shares
Entity Common Stock, Shares Outstanding	305,388,450